Acquisitions and dispositions (Details) - JPY (¥) ¥ in Millions									1 Months Ended
	Feb. 02, 2015	Mar. 31, 2014	Jan. 01, 2014	Dec. 28, 2012	Nov. 01, 2012	Oct. 02, 2012	Sep. 28, 2012	Apr. 02, 2012	May. 31, 2012
Minster Machine (Nidec Minster)
Business Acquisition [Line Items]
Business acquisition, cash paid								¥ 9,202
Ansaldo Sistemi Industriali S.p.A. ("Nidec ASI")
Business Acquisition [Line Items]
Business acquisition, cash paid									¥ 36,564
Avtron Industrial Automation, Inc. ("Avtron")
Business Acquisition [Line Items]
Business acquisition, cash paid							¥ 4,861
SCD Co., Ltd.
Business Acquisition [Line Items]
Business acquisition, percentage of ownership acquired						51.40%
Business acquisition, cash paid						¥ 3,305
Kinetek Group Inc. ("Kinetek")
Business Acquisition [Line Items]
Business acquisition, cash paid					¥ 35,697
Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. ("Kaiyu")
Business Acquisition [Line Items]
Business acquisition, percentage of ownership acquired				51.00%
Business acquisition, cash paid				¥ 1,018
Mitsubishi Materials C.M.I. Corporation ("CMI")
Business Acquisition [Line Items]
Business acquisition, cash paid			¥ 5,228
Honda Elesys Co., Ltd. ("Elesys")
Business Acquisition [Line Items]
Business acquisition, cash paid		¥ 24,320
Gerte- und Pumpenbau GmbH Dr. Eugen Schmidt ("GPM")
Business Acquisition [Line Items]
Business acquisition, cash paid	¥ 30,024